Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	228 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%		10.71%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	0.36%	2.01%	3.19%
RiverNorth Active Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.68%	9.09%	9.10%	7.97%
Performance Inception Date				Dec. 27, 2006
RiverNorth Active Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.91%	5.44%	5.47%	5.18%
RiverNorth Active Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.33%	5.42%	5.76%	5.32%